CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (808,423)	$ (248,133)	$ (980,892)	$ (149,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	130,117	89,874	200,722	118,178
Bad debt	82,551	11,205	41,032	28,546
Product return and advertising reserve	120,000		112,652
Inventory allowance	20,000
Stock issued for services	460,710	78,841	116,847	21,500
Warrants issued for financial services		134,244	134,244	133,600
Warrants vested for other services	96,000	96,000	192,000	162,071
Changes in operating assets and liabilities:
Accounts receivable	(677,193)	(1,084,960)	(1,304,182)	(77,015)
Inventory	(213,140)	(759,883)	(993,105)	(463,572)
Prepaid expenses and other current assets	(343,686)	(41,485)	(5,644)	(32,549)
Accounts payable and accrued expenses	247,071	216,307	417,003	(340,589)
Other current liabilities	73,503	21,356	56,270	7,768
Net cash used in operating activities	(932,490)	(1,486,634)	(2,013,053)	(591,875)
Cash Flows from Investing Activities:
Purchases of furniture and equipment	(46,292)	(21,706)	(50,945)
Purchase of injection molds	(48,287)
Disposal of Brazil Joint Venture	4,678
Purchase of brand rights	(52,420)			(106,666)
Security deposits	(3,000)	(1,095)	2,305	(9,403)
Net cash used in investing activities	(145,321)	(22,801)	(48,640)	(116,069)
Cash Flows from Financing Activities:
Net proceeds from credit facility	661,628
Proceeds from sale of stock subscription to investors		43,000	1,730,000
Less issuance costs		(5,829)	(140,100)
Proceeds from sale of stock		1,737,250	2,069,500	844,500
Less issuance costs		(403,625)	(459,769)	(249,600)
Net cash provided by financing activities	661,628	1,370,796	3,199,631	594,900
Increase (decrease) in cash	(416,183)	(138,639)	1,137,938	(113,044)
Cash, Beginning of Period	1,284,343	146,405	146,405	259,449
Cash, End of Period	868,160	7,766	1,284,343	146,405
Supplemental Information:
Cash paid for interest	10,050
Cash paid for taxes
Non-cash Items:
Issuance cost paid in warrants			$ 24,670